Other long term obligations	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other long term obligations
Other long term obligations
a) Other long term obligations are as follows:

	December 31, 2015	December 31, 2014
Deferred lease inducements liability (note 16(b))	$145	$252
Asset retirement obligation (note 16(c))	617	562
Senior executive stock option plan (note 22(c))	—	22
Restricted share unit plan (note 22(d))	671	1,779
Directors' deferred stock unit plan (note 22(f))	2,246	2,005
Deferred gain on sale leaseback (note 16(d))	780	371
	$4,459	$4,991
Less current portion of:
Senior executive stock option plan (note 22(c))	—	(22)
Restricted share unit plan (note 22(d))	(671)	(1,009)
Directors' deferred share unit plan (note 22(f))	—	(408)
Deferred gain on sale leaseback (note 16(d))	(221)	(93)
	$3,567	$3,459

b) Deferred lease inducements liability
Lease inducements applicable to lease contracts are deferred and amortized as a reduction of general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2015	December 31, 2014
Balance, beginning of year	$252	$359
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$145	$252

c) Asset retirement obligation
The Company recorded an asset retirement obligation related to the future retirement of a facility on leased land. Accretion expense associated with this obligation is included in equipment costs in the Consolidated Statements of Operations.
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2015	December 31, 2014
Balance, beginning of year	$562	$512
Accretion expense	55	50
Balance, end of year	$617	$562

At December 31, 2015, estimated undiscounted cash flows required to settle the obligation were $1,084 (December 31, 2014 – $1,084). The credit adjusted risk-free rate assumed in measuring the asset retirement obligation was 9.42%. The Company expects to settle this obligation in 2021.
d) Deferred gain on sale leaseback
The Company recorded a gain on the sale leaseback of certain heavy equipment. The gain on sale has been deferred and is being amortized over the term of the capital lease.

	December 31, 2015	December 31, 2014
Balance, beginning of year	$371	$—
Addition	512	371
Amortization of deferred gain on sale leaseback	(103)	—
Balance, end of year	$780	$371